CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents		¥ 2,975,414	¥ 2,354,639	¥ 2,667,593
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash		445		163
Total cash, cash equivalent, restricted cash and restricted cash equivalents	[1]	¥ 2,975,859	¥ 2,354,868	¥ 2,667,756	¥ 2,537,066

[1]	In accordance with ASU 2016-18 "Restricted Cash" which Nomura adopted on April 1, 2018, certain reclassification of amounts previously reported as cash, cash equivalents, restricted cash and restricted cash equivalents for the six months ended September 30, 2017 have been made to conform to the current year presentation.